Intangible Assets - Intangible Assets Net, Movement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in intangible assets and goodwill [abstract]
Beginning balance	$ 28,998
Ending balance	35,891	$ 28,998
Goodwill
Changes in intangible assets and goodwill [abstract]
Beginning balance	8,342
Ending balance	9,556	8,342
Purchased software
Changes in intangible assets and goodwill [abstract]
Beginning balance	801
Ending balance	719	801
Capitalized internally developed software costs
Changes in intangible assets and goodwill [abstract]
Beginning balance	19,855
Ending balance	25,616	19,855
Gross carrying amount
Changes in intangible assets and goodwill [abstract]
Beginning balance	39,709	34,528
Additions	8,206	7,932
Currency Translation Adjustment	6,005	(2,751)
Ending balance	53,920	39,709
Gross carrying amount | Goodwill
Changes in intangible assets and goodwill [abstract]
Beginning balance	8,342	8,999
Additions	0	0
Currency Translation Adjustment	1,214	(657)
Ending balance	9,556	8,342
Gross carrying amount | Purchased software
Changes in intangible assets and goodwill [abstract]
Beginning balance	4,046	4,162
Additions	108	195
Currency Translation Adjustment	594	(311)
Ending balance	4,748	4,046
Gross carrying amount | Capitalized internally developed software costs
Changes in intangible assets and goodwill [abstract]
Beginning balance	27,321	21,367
Additions	8,098	7,737
Currency Translation Adjustment	4,197	(1,783)
Ending balance	39,616	27,321
Accumulated amortization
Changes in intangible assets and goodwill [abstract]
Beginning balance	(10,711)	(7,343)
Additions	(5,563)	(4,021)
Currency Translation Adjustment	(1,755)	653
Ending balance	(18,029)	(10,711)
Accumulated amortization | Goodwill
Changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Additions	0	0
Currency Translation Adjustment	0	0
Ending balance	0	0
Accumulated amortization | Purchased software
Changes in intangible assets and goodwill [abstract]
Beginning balance	(3,245)	(3,001)
Additions	(290)	(484)
Currency Translation Adjustment	(494)	240
Ending balance	(4,029)	(3,245)
Accumulated amortization | Capitalized internally developed software costs
Changes in intangible assets and goodwill [abstract]
Beginning balance	(7,466)	(4,342)
Additions	(5,273)	(3,537)
Currency Translation Adjustment	(1,261)	413
Ending balance	$ (14,000)	$ (7,466)